Business Segment Information	12 Months Ended
Jul. 02, 2011
Business Segment Information
Business Segment Information

Note 19 – Business Segment Information

The following are the corporation's four business segments and the types of products and services from which each reportable segment derives its revenues.

•  North American Retail sells a variety of packaged meat and frozen bakery products to retail customers in North America and includes the corporation's U.S. Senseo retail coffee business.

•  North American Foodservice sells a variety of meats, bakery, and beverage products to foodservice customers in North America such as broad-line foodservice distributors, restaurants, hospitals and other large institutions.

•  International Beverage sells coffee and tea products in major markets around the world, including Europe, Brazil and Australia.

•  International Bakery sells a variety of bakery and dough products to retail and foodservice customers in Europe and Australia.

The corporation's management uses operating segment income, which is defined as operating income before general corporate expenses and amortization of trademarks and customer relationship intangibles, to evaluate segment performance and allocate resources. Management believes it is appropriate to disclose this measure to help investors analyze the business performance and trends of the various business segments. Interest and other debt expense, as well as income tax expense, are centrally managed, and accordingly, such items are not presented by segment since they are not included in the measure of segment profitability reviewed by management. The accounting policies of the segments are the same as those described in Note 2 to the Consolidated Financial Statements, "Summary of Significant Accounting Policies."

In millions	2011	2010	2009
Sales
North American Retail	$2,868	$2,818	$2,767
North American Foodservice	1,566	1,547	1,776
International Beverage	3,548	3,221	3,062
International Bakery	726	785	795
	8,708	8,371	8,400
Intersegment	(27)	(32)	(34)
Total	$8,681	$8,339	$8,366
Operating Segment Income (Loss)
North American Retail	$307	$343	$247
North American Foodservice	79	60	(20)
International Beverage	452	592	493
International Bakery	(12)	(14)	(194)
Total operating segment income	826	981	526
General corporate expenses	(188)	(259)	(225)
Mark-to-market derivative gain/(loss)	11	(13)	(12)
Amortization of intangibles	(22)	(21)	(21)
Contingent sale proceeds	–	133	150
Total operating income	627	821	418
Net interest expense	(85)	(115)	(120)
Debt extinguishment costs	(55)	–	–
Income from continuing operations before income taxes	$487	$706	$298

Net sales for a business segment may include sales between segments. Such sales are at transfer prices that are equivalent to market value. Revenues from Wal-Mart Stores Inc. represent approximately $1.0 billion $1.0 billion and $900 million of the corporation's consolidated revenues for continuing operations in 2011, 2010 and 2009, respectively. Each of the corporation's business segments sells to this customer, except International Bakery.

The amounts reported for operating segment income and operating income may include, but are not limited to, amounts recognized in the Consolidated Statements of Income for exit activities, asset and business dispositions, impairment charges, transformation/ Accelerate charges, and pension curtailment gains/losses. See the Operating Results by Business Segment section of the Financial Review for additional information regarding these amounts.

In millions	2011	2010	2009
Assets
North American Retail	$1,432	$1,293	$1,266
North American Foodservice	645	687	754
International Beverage	2,334	1,871	1,932
International Bakery	682	607	719
	5,093	4,458	4,671
Net assets held for sale	1,676	2,614	2,827
Other[1]	2,764	1,764	1,921
Total assets	$9,533	$8,836	$9,419
Depreciation
North American Retail	$99	$97	$95
North American Foodservice	40	50	41
International Beverage	95	88	91
International Bakery	22	24	25
	256	259	252
Discontinued operations	35	88	109
Other	11	21	22
Total depreciation	$302	$368	$383
Additions to Long-Lived Assets
North American Retail	$232	$163	$110
North American Foodservice	28	32	47
International Beverage	157	85	100
International Bakery	17	20	20
	434	300	277
Other	15	6	26
Total additions to long-lived assets	$449	$306	$303

[1]	Principally cash and cash equivalents, certain corporate fixed assets, deferred tax assets and certain other noncurrent assets.